LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Defined benefit plan amount	₪ 17	₪ 14	₪ 15
Expected contribution to defined benefit plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan amount	₪ 10